VOYA PARTNERS, INC.

VY® Columbia Small Cap Value II Portfolio

(the "Portfolio")

Supplement dated November 17, 2023

to the Portfolio's Adviser Class, Initial Class, Class R6, Service Class, and Service 2 Class Shares'

Prospectus, dated May 1, 2023, as supplemented

(the "Prospectus")

Effective November 9, 2023: (1) Jarl Ginsberg, CFA, CAIA and Christian K. Stadlinger, Ph.D., CFA no longer serve as portfolio managers for the Portfolio; and (2) Jeremy Javidi, CFA and C. Bryan Lassiter, CFA were added as portfolio managers for the Portfolio.

Effective immediately, the Prospectus is revised as follows:

1.All references to Jarl Ginsberg, CFA, CAIA and Christian K. Stadlinger, Ph.D., CFA as portfolio managers for the Portfolio are hereby deleted in their entirety.

2.The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in the Portfolio's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Jeremy Javidi, CFA	C. Bryan Lassiter, CFA
Portfolio Manager (since 11/23)	Portfolio Manager (since 11/23)

3.The table in the sub-section of the Prospectus entitled "Management of the Portfolios – The Sub- Advisers and Portfolio Managers – Individual Portfolio Managers" is amended to add the following:

Portfolio	Investment	Portfolio	Recent Professional Experience
Manager	Adviser or
Sub-Adviser
Jeremy	CMIA	VY® Columbia	Mr. Javidi, Senior Portfolio Manager, joined one of the
Javidi, CFA		Small Cap Value	CMIA's legacy firms or acquired business lines in 2000.
		II Portfolio	He began his investment career in 2000.
C. Bryan	CMIA	VY® Columbia	Mr. Lassiter, Portfolio Manager, joined CMIA in 2021.
Lassiter,		Small Cap Value	Prior to joining CMIA, he was a senior investment analyst
CFA		II Portfolio	on small and mid-capitalization U.S. equity portfolios for
LMCG Investments. Mr. Lassiter began his investment
career in 2004.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® Columbia Small Cap Value II Portfolio

(the "Portfolio")

Supplement dated November 17, 2023

to the Portfolio's Adviser Class, Initial Class, Class R6, Service Class, and Service 2 Class Shares'

Statement of Additional Information, dated May 1, 2023, as supplemented

(the "SAI")

Effective November 9, 2023: (1) Jarl Ginsberg, CFA, CAIA and Christian K. Stadlinger, Ph.D., CFA no longer serve as portfolio managers for the Portfolio; and (2) Jeremy Javidi, CFA and C. Bryan Lassiter, CFA were added as portfolio managers for the Portfolio.

Effective immediately, the SAI is revised as follows:

1.All references to Jarl Ginsberg, CFA, CAIA and Christian K. Stadlinger, Ph.D., CFA as portfolio managers for the Portfolio are hereby deleted in their entirety.

2.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – VY® Columbia Contrarian Core Portfolio and VY® Columbia Small Cap Value II Portfolio – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Manager	Accounts		Accounts		Accounts
Jeremy Javidi,	2	$1,570,000,000	1	$132,300,000	11	$23,420,000
CFA1
C. Bryan Lassiter,	0	0	0	0	5	$570,000
CFA1

1As of October 31, 2023.

3.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – VY® Columbia Contrarian Core Portfolio and VY® Columbia Small Cap Value II Portfolio – Ownership of Securities – VY® Columbia Small Cap Value II Portfolio" is deleted in its entirety and replaced with the following:

VY® Columbia Small Cap Value II Portfolio

Portfolio Manager	Dollar Range of Fund Shares Owned
Jeremy Javidi, CFA1	None
C. Bryan Lassiter, CFA1	None

1 As of October 31, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE